Property, Plant and Equipment, Net	12 Months Ended
Jul. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of July 31,
	2024	2023
Furniture, fixtures and equipment	$209,290	$204,204
Less: accumulated depreciation	(149,243)	(110,567)
Property and equipment, net	$60,047	$93,637

For the year ended July 31, 2024, the Company did not dispose of property and equipment. For the year ended July 31, 2023, the Company disposed vehicles with original value of $132,670 and net book value of $111,940, and other equipment with original value of $15,471 and net book value of $9,762. The Company received proceeds of $72,000, and recognized loss of $49,702 on disposal of property and equipment.

Depreciation expense was $38,677 and $58,805 for the years ended July 31, 2024 and 2023, respectively.